UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2012 – June 30, 2013

Item 1. Reports to Stockholders.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund
Cullen Value Fund
Cullen Emerging Markets High Dividend Fund

ANNUAL REPORT

June 30, 2013

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

August 28, 2013

Dear Shareholder:

Retail Class Performance for the fiscal year ended June 30, 2013 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) and Retail Class Performance from September 1, 2012 (commencement of operations) through June 30, 2013 for the Cullen Value Fund (“Value Fund”) and Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen International High Dividend Fund	13.89%
MSCI EAFE Index	19.14%

Cullen High Dividend Equity Fund	14.04%
Standard & Poors 500 Index	20.60%

Cullen Small Cap Value Fund	19.59%
Russell 2500 Value Index	26.88%

Cullen Value Fund	13.58%*
Standard & Poors 500 Index	16.32%*

Cullen Emerging Markets High Dividend Fund	6.61%*
MSCI Emerging Markets Index	1.24%*

*Commenced operations September 1, 2012.

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 40-45 of this annual report.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to sector allocation decisions, most notably the underweight allocation to the Consumer Discretionary sector and overweight allocation to the Energy sector and Cash. The Fund’s relative underperformance was also impacted by stock selection effects in the Utilities and Materials sectors with stock selection effects in the Industrials, Health Care and Telecommunication Services sectors partially offsetting the aforementioned impacts.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poors 500 Index during the period was primarily due to stock selection decisions, most notably within the Health Care, Energy, and Telecommunications Services sectors. The Fund’s relative underperformance was also impacted by our overweight allocation to the Telecommunications sector and Cash and underweight allocation to the Consumer Discretionary sector. Partially offsetting the aforementioned impacts was the Fund’s underweight allocation to and stock selection within the Information Technology Sector as well as stock selection in the Utilities sector.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection decisions, most notably within the Telecommunication Services, Consumer Discretionary, and Materials sectors. The Fund’s relative underperformance was also impacted by our overweight allocation to the Energy sector and Cash with stock selection effects in the Health Care sector and overweight allocation to the Industrial sector partially offsetting the aforementioned impacts.

Portfolio Review-Value Fund

The Value Fund’s performance versus the Standard & Poors 500 Index during the period was primarily due to sector allocation decisions, most notably overweight allocation to the Energy sector and Cash and the underweight allocation to the Consumer Discretionary sector. The negative sector allocation impact was partially offset by stock selection effect most notably within Health Care and Information Technology sectors.

CULLEN FUNDS TRUST

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection effect, most notably in the Industrials, Telecommunication Services, and Information Technology sectors. The Fund’s relative outperformance was partially offset by sector allocation effect, most notably underweight allocation to the Financials.

Outlook

The recent emergence of downside risks and volatility for fixed income investments, which only a few quarters ago were seen by many as stable and safe, once again reminds us of the extraordinary volatility that we are continuing to experience in the post-financial crisis, policy-driven world that we live in. We believe that our overall investment discipline of buying shares in strong companies, at attractive valuations and holding them for the long-term (i.e. 5 years) remains attractive in this environment.

In this regard, a key differentiating factor of our investment discipline is the focus on low price-to-earnings ratios and earnings growth potential, and, for our high dividend strategies, high dividend yield and dividend growth potential. We believe history shows these components are complementary and help ensure that our strategies remain compelling across a number of different economic and market environments. These components also serve as a powerful risk management tool and ensure that we avoid overvalued companies with aggressive payout ratios and declining future earnings and dividends.

As we grapple with possible changes in the interest rate environment, we continue to find that our carefully constructed portfolios remain well placed with our companies having relatively lower debt and stronger balance sheets relative to their benchmarks. Rising interest rates are a detriment to companies with large amounts of debt outstanding as their interest expenses rise. Periods of rising rates are also normally accompanied by rising inflation and thus the ability of companies to grow earnings and dividends becomes even more important. We believe that our portfolios of attractively valued companies with strong earnings growth potential continue to offer excellent long-term visibility, sustainability and growth in earnings and dividends.

Sincerely,

James P. Cullen
Chairman and Chief Executive Officer

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The Standard & Poors 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee reimbursements. In the absence of such reimbursements, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/13)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

RETAIL CLASS

Average Annual Total Return as of June 30, 2013
	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Retail Class	13.89%	(1.79)%	3.44%
MSCI EAFE Index	19.14%	(0.16)%	3.19%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

CLASS C

Average Annual Total Return as of June 30, 2013
	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Class C	13.06%	(2.48)%	2.72%
MSCI EAFE Index	19.14%	(0.16)%	3.19%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

CLASS I

Average Annual Total Return as of June 30, 2013
	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Class I	14.09%	(1.55)%	3.73%
MSCI EAFE Index	19.14%	(0.16)%	3.19%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

CLASS R1

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (3/3/10)
Cullen International High Dividend Fund, Class R1	13.32%	5.86%
MSCI EAFE Index	19.14%	5.77%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

CLASS R2

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (3/4/10)
Cullen International High Dividend Fund, Class R2	13.49%	6.12%
MSCI EAFE Index	19.14%	5.97%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

RETAIL CLASS

Average Annual Total Return as of June 30, 2013
	One Year	Five Years	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund, Retail Class	14.04%	6.15%	7.49%
S&P 500 Index	20.60%	7.01%	7.28%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

CLASS C

Average Annual Total Return as of June 30, 2013
	One Year	Five Years	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund, Class C	13.14%	5.35%	5.49%
S&P 500 Index	20.60%	7.01%	6.30%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

CLASS I

Average Annual Total Return as of June 30, 2013
	One Year	Five Years	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund, Class I	14.31%	6.40%	6.54%
S&P 500 Index	20.60%	7.01%	6.30%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

CLASS R1

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (3/3/10)
Cullen High Dividend Equity Fund, Class R1	13.35%	12.21%
S&P 500 Index	20.60%	13.88%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

CLASS R2

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (3/4/10)
Cullen High Dividend Equity Fund, Class R2	13.73%	12.76%
S&P 500 Index	20.60%	13.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

RETAIL CLASS

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Retail Class	19.59%	12.57%
Russell 2500 Value Index	26.88%	16.87%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

CLASS C

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Class C	18.64%	11.75%
Russell 2500 Value Index	26.88%	16.87%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

CLASS I

Average Annual Total Return as of June 30, 2013
	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Class I	19.79%	12.87%
Russell 2500 Value Index	26.88%	16.87%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN VALUE FUND

FUND PERFORMANCE (Unaudited)

RETAIL CLASS

Average Annual Total Return as of June 30, 2013
Since Inception (9/1/12)
Cullen Value Fund, Retail Class	13.58%
S&P 500 Index	16.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN VALUE FUND

FUND PERFORMANCE (Unaudited)

CLASS C

Average Annual Total Return as of June 30, 2013
Since Inception (9/1/12)
Cullen Value Fund, Class C	12.88%
S&P 500 Index	16.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN VALUE FUND

FUND PERFORMANCE (Unaudited)

CLASS I

Average Annual Total Return as of June 30, 2013
Since Inception (9/1/12)
Cullen Value Fund, Class I	13.89%
S&P 500 Index	16.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

RETAIL CLASS

Average Annual Total Return as of June 30, 2013
Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund, Retail Class	6.61%
MSCI Emerging Markets Index	1.24%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

CLASS C

Average Annual Total Return as of June 30, 2013
Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund, Class C	5.93%
MSCI Emerging Markets Index	1.24%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

CLASS I

Average Annual Total Return as of June 30, 2013
Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund, Class I	6.83%
MSCI Emerging Markets Index	1.24%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/2012 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited)
June 30, 2013

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
June 30, 2013

	Net Expense Ratio(a)	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,012.30	$6.24
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$1,009.50	$9.96
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$1,013.60	$4.99
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class R1
Actual	1.75%	$1,000.00	$1,010.00	$8.72
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class R2
Actual	1.50%	$1,000.00	$1,010.50	$7.48
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,113.70	$5.24
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$1,109.00	$9.15
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$1,115.00	$3.93
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76
Class R1
Actual	1.50%	$1,000.00	$1,110.50	$7.85
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50
Class R2
Actual	1.25%	$1,000.00	$1,112.30	$6.55
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
June 30, 2013

	Net Expense Ratio(a)	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(b)
Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,143.20	$6.64
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$1,138.20	$10.60
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$1,144.60	$5.32
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,133.60	$5.29
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01
Class C
Actual	1.75%	$1,000.00	$1,129.90	$9.24
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75
Class I
Actual	0.75%	$1,000.00	$1,135.90	$3.97
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$983.30	$6.15
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26
Class C
Actual	2.00%	$1,000.00	$979.80	$9.82
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99
Class I
Actual	1.00%	$1,000.00	$983.80	$4.92
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 96.6%
Australia – 2.6%
BHP Billiton Ltd.	73,500	$2,108,681
Sonic Healthcare Ltd.	445,000	6,027,318
		8,135,999
Brazil – 0.8%
Cia Energetica de Minas Gerais – Sponsored ADR	273,220	2,450,787
Canada – 5.2%
Canadian Oil Sands Ltd.	145,500	2,700,931
Manulife Financial Corp.	599,600	9,605,592
RioCan Real Estate Investment Trust	174,100	4,199,292
		16,505,815
China – 0.5%
PetroChina Co. Ltd. – ADR	14,700	1,626,849
France – 6.5%
GDF Suez	205,400	4,022,392
Sanofi	81,000	8,394,580
Total SA – Sponsored ADR	162,600	7,918,620
		20,335,592
Germany – 10.4%
Bayer AG	75,350	8,035,594
Deutsche Post AG	360,500	8,960,179
Muenchener Rueckversicherungs AG	40,750	7,500,130
Siemens AG	83,050	8,394,076
		32,889,979
Hong Kong – 4.0%
BOC Hong Kong Holdings Ltd.	2,651,500	8,153,412
Stella International Holdings Ltd.	1,589,000	4,384,268
		12,537,680
Indonesia – 2.3%
Telekomunikasi Indonesia Persero Tbk PT	6,500,000	7,367,758
Israel – 1.5%
Israel Chemicals Ltd.	476,000	4,701,703
Japan – 2.9%
Kirin Holdings Co. Ltd.	580,000	9,087,719
Korea – 1.1%
KT&G Corp.	53,545	3,478,866
Luxembourg – 2.6%
RTL Group SA	99,365	$8,124,996
Mexico – 1.0%
Industrias Penoles SAB de CV	108,200	3,223,341
Netherlands – 2.4%
Unilever NV	191,000	7,508,210
Norway – 2.7%
North Atlantic Drilling Ltd.	651,863	5,526,673
Statoil ASA	138,000	2,846,625
		8,373,298
Russia – 2.4%
Lukoil OAO – Sponsored ADR	128,900	7,431,085
Singapore – 5.3%
Singapore Telecommunications Ltd.	2,645,000	7,867,180
United Overseas Bank Ltd.	566,500	8,876,284
		16,743,464
South Africa – 2.5%
MTN Group Ltd.	425,900	7,927,689

Switzerland – 12.9%
ABB Ltd. – Sponsored ADR	365,350	7,913,481
Nestle SA	109,100	7,155,518
Novartis AG – ADR	141,900	10,033,749
Roche Holding AG	31,850	7,924,144
Zurich Insurance Group AG	29,550	7,664,761
		40,691,653
Taiwan – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,302,229	4,822,910
United Kingdom – 25.6%
AstraZeneca PLC – Sponsored ADR	76,700	3,627,910
BAE Systems PLC	1,118,000	6,512,654
British American Tobacco PLC – Sponsored ADR	71,200	7,329,328
GlaxoSmithKline PLC	395,750	9,919,633
HSBC Holdings PLC	1,160,133	12,153,197
Imperial Tobacco Group PLC	220,000	7,629,129
Reckitt Benckiser Group PLC	98,400	6,956,306
Royal Dutch Shell PLC – Class B	103,200	3,415,514

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2013

	Shares	Value (Note 2)
United Kingdom – (Continued)
Smiths Group PLC	407,500	$8,106,863
Tesco PLC	1,147,000	5,781,405
Vodafone Group PLC – Sponsored ADR	318,500	9,153,690
		80,585,629
TOTAL COMMON STOCKS (Cost $286,872,315)		304,551,022

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS – 5.1%
SSgA® Prime Money Market Fund	0.021%	16,051,221	16,051,221

TOTAL SHORT TERM INVESTMENTS
(Cost $16,051,221)	16,051,221
TOTAL INVESTMENTS 101.7%
(Cost $302,923,536)	$320,602,243
Liabilities In Excess Of Other Assets (1.7)%	(5,393,928)
NET ASSETS 100.0%	$315,208,315

Percentages are stated as a percent of net assets.

ADR –	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Sector Diversification	% of Net Assets	Value (Note 2)
Common Stocks
Consumer Staples	17.4%	$54,926,481
Financials	17.1	53,953,376
Health Care	17.1	53,962,928
Industrials	12.7	39,887,253
Telecommunication Services	10.2	32,316,317
Energy	10.0	31,466,297
Consumer Discretionary	4.0	12,509,264
Materials	3.2	10,033,725
Utilities	2.1	6,473,179
Information Technology	1.5	4,822,910
Financials REITS/Property	1.3	4,199,292
Total Common Stocks	96.6	304,551,022
Short Term Investments	5.1	16,051,221
TOTAL INVESTMENTS	101.7	320,602,243
Liabilities in Excess of Other Assets	(1.7)	(5,393,928)
TOTAL NET ASSETS	100.0%	$315,208,315

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 93.8%
Aerospace & Defense – 6.0%
The Boeing Co.	597,700	$61,228,388
Raytheon Co.	1,321,000	87,344,520
		148,572,908
Communications Equipment – 3.3%
Cisco Systems, Inc.	3,353,520	81,524,071
Distillers & Vintners – 2.1%
Diageo PLC – Sponsored ADR	445,000	51,152,750
Distributors – 1.9%
Genuine Parts Co.	598,890	46,755,342
Diversified Banks – 2.7%
HSBC Holdings PLC – Sponsored ADR	1,291,380	67,022,622
Diversified Chemicals – 1.8%
EI du Pont de Nemours & Co.	832,600	43,711,500
Electric Utilities – 2.6%
NextEra Energy, Inc.	775,940	63,223,591
Household Products – 5.2%
Kimberly-Clark Corp.	764,080	74,222,731
Unilever NV	1,395,440	54,854,747
		129,077,478
Industrial Conglomerates – 6.1%
3M Co.	709,600	77,594,760
General Electric Co.	3,111,500	72,155,685
		149,750,445
Integrated Oil & Gas – 10.3%
Chevron Corp.	647,200	76,589,648
ConocoPhillips	1,362,000	82,401,000
PetroChina Co. Ltd. – ADR	271,700	30,069,039
Royal Dutch Shell PLC – ADR	1,001,040	66,338,921
		255,398,608
Integrated Telecommunication – 2.9%
BCE, Inc.	1,730,400	70,981,008
Integrated Telecommunication Services – 2.8%
AT&T, Inc.	1,953,100	69,139,740
Life & Health Insurance – 2.4%
MetLife, Inc.	1,294,000	59,213,440
Multi-Utilities – 1.6%
Dominion Resources, Inc.	697,600	39,637,632
Oil & Gas Drilling – 3.0%
Diamond Offshore Drilling, Inc.	1,076,125	$74,026,639
Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	1,275,300	67,323,087
Packaged Foods & Meats – 1.4%
Kraft Foods Group, Inc.	597,773	33,397,578
Pharmaceuticals – 12.5%
AstraZeneca PLC – Sponsored ADR	1,436,800	67,960,640
Eli Lilly & Co.	1,619,300	79,540,016
Johnson & Johnson	950,430	81,603,920
Merck & Co., Inc.	1,731,110	80,410,059
		309,514,635
Property & Casualty Insurance – 3.0%
The Travelers Cos., Inc.	925,230	73,944,382
Semiconductors – 3.2%
Intel Corp.	3,264,700	79,071,034
Specialized REITs – 4.7%
HCP, Inc.	1,175,880	53,431,987
Health Care REIT, Inc.	946,870	63,468,696
		116,900,683
Systems Software – 3.1%
Microsoft Corp.	2,250,580	77,712,527
Tobacco – 5.6%
Altria Group, Inc.	2,218,950	77,641,061
Philip Morris International, Inc.	705,850	61,140,727
		138,781,788
Wireless Telecommunication Services – 3.0%
Vodafone Group PLC – Sponsored ADR	2,565,000	73,718,100
TOTAL COMMON STOCKS (Cost $1,848,180,879)		2,319,551,588

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2013

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS – 8.0%
SSgA® Prime Money Market Fund	0.021%	198,059,365	$198,059,365
TOTAL SHORT TERM INVESTMENTS
(Cost $198,059,365)			198,059,365
TOTAL INVESTMENTS 101.9%
(Cost $2,046,240,244)			$2,517,610,953
Liabilities In Excess Of Other Assets (1.8)%			(45,707,381)
NET ASSETS 100.0%			$2,471,903,572

Percentages are stated as a percent of net assets.

ADR –	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 94.3%
Aerospace & Defense – 3.5%
Spirit Aerosystems Holdings, Inc. – Class A(a)	13,750	$295,350
Airlines – 2.6%
Copa Holdings SA – Class A	1,720	225,526
Apparel Retail – 4.1%
Ascena Retail Group, Inc.(a)	20,150	351,617
Auto Parts & Equipment – 2.5%
BorgWarner, Inc.(a)	2,450	211,067
Computer Hardware – 3.5%
Avnet, Inc.(a)	8,900	299,040
Construction & Engineering – 4.5%
KBR, Inc.	11,900	386,750
Construction & Farm Machinery & Heavy Trucks – 3.4%
WABCO Holdings, Inc.(a)	3,900	291,291
Data Processing & Outsourced Services – 5.4%
Lender Processing Services, Inc.	14,200	459,370
Diversified Metals & Mining – 5.9%
HudBay Minerals, Inc.	40,450	266,970
RTI International Metals, Inc.(a)	8,400	232,764
		499,734
Electrical Components & Equipment – 6.4%
The Babcock & Wilcox Co.	10,750	322,823
Hubbell, Inc. – Class B	2,265	224,235
		547,058
Electronics Equipment & Instruments – 3.2%
Itron, Inc.(a)	6,450	273,674
Health Care Facilities – 3.2%
Community Health Systems, Inc.	5,900	276,592
Health Care Services – 3.9%
Omnicare, Inc.	7,000	333,970
Health Care Supplies – 3.3%
Alere, Inc.(a)	11,600	284,200
Industrial Machinery – 3.3%
Lincoln Electric Holdings, Inc.	4,900	280,623
Life Sciences Tools & Services – 2.5%
Charles River Laboratories International, Inc.(a)	5,285	216,844
Miscellaneous Manufacturing – 3.8%
ITT Corp.	11,000	$323,510
Multi-Line Insurance – 2.7%
WR Berkley Corp.	5,550	226,773
Oil & Gas Equipment & Services – 3.9%
Tidewater, Inc.	5,850	333,275
Oil & Gas Exploration & Production – 6.4%
Bill Barrett Corp.(a)	13,950	282,069
Cimarex Energy Co.	4,050	263,209
		545,278
Regional Banks – 9.2%
Bank of the Ozarks, Inc.	7,250	314,143
CVB Financial Corp.	15,100	177,576
National Bank Holdings Corp. – Class A	4,700	92,590
OmniAmerican Bancorp, Inc.(a)	5,100	112,353
Southwest Bancorp, Inc.(a)	6,900	91,080
		787,742
Restaurants – 2.6%
Cracker Barrel Old Country Store, Inc.	2,310	218,665
Thrifts & Mortgage Finance – 1.9%
ViewPoint Financial Group, Inc.	7,800	162,318
Wireless Telecommunication Services – 2.7%
NII Holdings, Inc.(a)	34,000	226,780
TOTAL COMMON STOCKS (Cost $6,344,553)		8,057,047

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS – 6.4%
SSgA® Prime Money Market Fund	0.021%	543,103	543,103
TOTAL SHORT TERM INVESTMENTS
(Cost $543,103)			543,103
TOTAL INVESTMENTS 100.7%
(Cost $6,887,656)			8,600,150
Liabilities In Excess Of Other Assets (0.7)%			(56,292)
NET ASSETS 100.0%			$8,543,858

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 95.2%
Aerospace & Defense – 6.6%
The Boeing Co.	6,950	$711,958
Raytheon Co.	11,500	760,380
		1,472,338

Auto Parts & Equipment – 3.7%
BorgWarner, Inc.(a)	4,750	409,212
Johnson Controls, Inc.	11,820	423,038
		832,250

Communications Equipment – 3.6%
Cisco Systems, Inc.	32,600	792,506

Construction & Engineering – 2.2%
KBR, Inc.	14,730	478,725

Diversified Banks – 3.6%
Wells Fargo & Co.	19,200	792,384

Fertilizers & Agricultural Chemicals – 1.8%
The Mosaic Co.	7,350	395,504

Gold – 1.2%
Newmont Mining Corp.	8,500	254,575

Health Care Equipment – 6.4%
Covidien PLC	11,820	742,769
Medtronic, Inc.	13,250	681,977
		1,424,746

Heavy Electrical Equipment – 3.0%
ABB Ltd. – Sponsored ADR	30,350	657,381

Household Products – 1.0%
Unilever NV	5,750	226,033

Industrial Conglomerates – 2.8%
3M Co.	5,670	620,015

Integrated Oil & Gas – 8.5%
ConocoPhillips	11,220	678,810
Royal Dutch Shell PLC – ADR	9,150	606,370
Suncor Energy, Inc.	20,150	594,224
		1,879,404

Integrated Telecommunication Services – 2.9%
AT&T, Inc.	18,150	642,510

Life & Health Insurance – 2.8%
MetLife, Inc.	13,480	616,845

Life Sciences Tools & Services – 3.0%
Thermo Fisher Scientific, Inc.	7,750	655,883

Managed Health Care – 3.2%
Aetna, Inc.	11,050	$702,117

Movies & Entertainment – 3.6%
The Walt Disney Co.	12,500	789,375
Oil & Gas Equipment & Services – 3.9%
Halliburton Co.	20,650	861,518

Oil & Gas Exploration & Production – 2.5%
Devon Energy Corp.	10,750	557,710

Other Diversified Financial Services – 5.3%
Citigroup, Inc.	10,600	508,482
JPMorgan Chase & Co.	12,600	665,154
		1,173,636

Pharmaceuticals – 7.4%
Johnson & Johnson	3,100	266,166
Merck & Co., Inc.	15,150	703,717
Novartis AG – ADR	9,600	678,816
		1,648,699

Property & Casualty Insurance – 4.2%
The Allstate Corp.	8,600	413,832
The Chubb Corp.	6,150	520,597
		934,429

Railroads – 3.2%
CSX Corp.	30,450	706,135

Regional Banks – 3.2%
BB&T Corp.	20,850	706,398

Systems Software – 6.1%
Microsoft Corp.	21,100	728,583
Oracle Corp.	20,200	620,544
		1,349,127

TOTAL COMMON STOCKS
(Cost $18,588,034)		21,170,243

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2013

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS – 5.1%
SSgA® Prime Money Market Fund	0.021%	1,123,577	$1,123,577

TOTAL SHORT TERM INVESTMENTS
(Cost $1,123,577)	1,123,577

TOTAL INVESTMENTS 100.3%
(Cost $19,711,611)	22,293,820
Liabilities In Excess Of Other Assets (0.3)%	(57,408)

NET ASSETS 100.0%	$22,236,412

Percentages are stated as a percent of net assets.

ADR –	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
(a)	Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

	Shares	Value (Note 2)
COMMON STOCKS – 94.0%
Argentina – 1.1%
Tenaris SA – ADR	4,600	$185,242
Brazil – 2.6%
Cia de Bebidas das Americas – ADR	8,850	330,548
Cia de Saneamento Basico do Estado de Sao Paulo – ADR	2,730	28,419
Cia Energetica de Minas Gerais – Sponsored ADR	9,897	88,773
		447,740
China – 1.1%
PetroChina Co. Ltd. – Class H	171,000	181,890
Colombia – 0.2%
Ecopetrol SA – Sponsored ADR	1,000	42,060
Columbia – 0.9%
Pacific Rubiales Energy Corp.	9,000	159,117
Hong Kong – 12.3%
AIA Group Ltd.	110,000	465,894
BOC Hong Kong Holdings Ltd.	122,000	375,152
Bosideng International Holdings Ltd.	454,000	94,827
China Mobile Ltd. – Sponsored ADR	5,950	308,031
Great Wall Motor Co. Ltd. – Class H	13,000	56,066
Industrial & Commercial Bank of China Ltd. – Class H	228,000	143,748
Standard Chartered PLC	10,150	223,126
Stella International Holdings Ltd.	85,000	234,527
Television Broadcasts Ltd.	29,500	202,726
		2,104,097
India – 1.0%
Ascendas India Trust	309,000	174,308
Indonesia – 4.9%
Indo Tambangraya Megah Tbk PT	20,000	56,726
Lippo Karawaci Tbk PT	1,770,000	271,073
Telekomunikasi Indonesia Persero Tbk PT	459,000	520,277
		848,076
Israel – 2.7%
Elbit Systems Ltd.	8,720	$368,692
Israel Chemicals Ltd.	9,800	96,800
		465,492
Kenya – 2.0%
Safaricom Ltd.	4,435,000	338,569
Korea – 4.0%
Hyundai Motor Co.	2,340	462,037
KT&G Corp.	3,400	220,901
		682,938
Malaysia – 3.4%
Axiata Group Bhd	198,000	415,490
Berjaya Sports Toto Bhd	125,666	173,812
		589,302
Mexico – 6.7%
Fibra Uno Administra	102,500	344,186
Grupo Financiero Santander Mexico SAB de CV – ADR(a)	23,150	328,961
Industrias Penoles SAB de CV	3,550	105,757
Mexico Real Estate Management SA de CV – REIT	172,650	373,083
		1,151,987
Nigeria – 5.0%
Ecobank Transnational, Inc.	3,700,000	339,199
Lafarge Cement WAPCO Nigeria PLC	430,000	222,236
Zenith Bank PLC	2,400,500	292,437
		853,872
Panama – 1.4%
Copa Holdings SA – Class A	1,850	242,572
Peru – 1.1%
Intercorp Financial Services, Inc.	5,500	181,500
Philippines – 3.0%
Alliance Global Group, Inc.	100,000	54,167
Philippine Long Distance Telephone Co.	6,805	463,118
		517,285
Poland – 4.5%
Asseco Poland SA	29,000	371,631
Powszechny Zaklad Ubezpieczen SA	3,200	394,571
		766,202

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2013

	Shares	Value (Note 2)
Russia – 6.6%
Lukoil OAO – Sponsored ADR	7,900	$455,435
MMC Norilsk Nickel OJSC – ADR	7,000	100,870
Sberbank of Russia – Sponsored ADR(a)	39,000	447,720
Uralkali OJSC – Sponsored GDR	3,750	124,125
		1,128,150
Singapore – 1.8%
Lippo Malls Indonesia Retail Trust – REIT	810,000	313,136
South Africa – 10.4%
Bidvest Group Ltd.	14,890	368,972
MMI Holdings Ltd.	140,450	314,998
MTN Group Ltd.	26,900	500,716
SABMiller PLC	9,800	469,893
Sasol Ltd. – Sponsored ADR	3,120	135,127
		1,789,706
Sri Lanka – 0.7%
Richard Pieris & Co. PLC	2,384,102	126,153
Taiwan – 10.7%
Advanced Semiconductor Engineering, Inc. – ADR	106,550	432,593
Kinsus Interconnect Technology Corp.	75,000	285,276
Pacific Hospital Supply Co. Ltd.	76,000	262,454
Siliconware Precision Industries Co. – Sponsored ADR	62,150	389,680
Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR	25,750	471,740
		1,841,743
Thailand – 2.2%
CS Loxinfo PCL	159,200	61,596
Major Cineplex Group PCL	476,000	322,296
		383,892
Turkey – 3.5%
Arcelik AS	22,000	145,435
Pinar SUT Mamulleri Sanayii AS	26,000	217,711
Turkey – (Continued)
Turkcell Iletisim Hizmetleri AS – ADR(a)	16,900	$242,853
		605,999
TOTAL COMMON STOCKS
(Cost $16,514,044)		16,121,028

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS – 15.4%
SSgA® Prime Money Market Fund	0.021%	2,643,592	2,643,592
TOTAL SHORT TERM INVESTMENTS
(Cost $2,643,592)			2,643,592
TOTAL INVESTMENTS 109.4%
(Cost $19,157,636)			18,764,620
Liabilities In Excess Of Other Assets (9.4)%			(1,615,408)
NET ASSETS 100.0%			$17,149,212

Percentages are stated as a percent of net assets.

ADR –	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
REIT –	Real Estate Investment Trust
GDR –	Global Depository Receipt. GDRs are securities issued in more than one country for shares in a foreign company.
(a)	Non-Income Producing Security.
Sector Diversification (Unaudited)	% of Net Assets	Value (Note 2)
Common Stocks
Financials	20.5%	3,507,306
Telecommunication Services	16.2	2,789,054
Information Technology	11.7	2,012,516
Consumer Discretionary	9.9	1,691,726
Consumer Staples	7.2	1,239,053
Energy	7.1	1,215,597
Financials REITS/Property	7.0	1,204,713
Industrials	6.8	1,160,556
Materials	3.8	649,788
Health Care	3.1	533,527
Utilities	0.7	117,192
Total Common Stocks	94.0	16,121,028

Short Term Investments	15.4	2,643,592

TOTAL INVESTMENTS	109.4	18,764,620
Liabilities in Excess of Other Assets	(9.4)	(1,615,408)
TOTAL NET ASSETS	100.0%	$17,149,212

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2013

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
ASSETS:
Investments, at value	$320,602,243	$2,517,610,953	$8,600,150	$22,293,820	$18,764,620
Cash	—	9,638,555	—	—	—
Foreign currencies, at value	45,504	—	—	—	—
Receivable for investments sold	—	—	—	—	51,367
Receivable for fund shares sold	510,896	2,600,863	—	—	45,000
Dividends receivable	1,535,747	8,680,722	3,592	15,967	27,262
Receivable due from Investment Adviser	—	—	—	—	19,602
Prepaid expenses and other assets	29,642	48,952	14,298	5,031	4,631
Total Assets	322,724,032	2,538,580,045	8,618,040	22,314,818	18,912,482
LIABILITIES:
Payable to custodian due to overdraft	—	—	—	—	122,245
Payable to Investment Adviser	153,612	1,444,375	2,137	5,250	—
Payable for investments purchased	7,027,320	62,184,531	—	—	1,556,301
Payable for shares redeemed	186,798	2,597,131	833	—	—
Distribution fees payable	13,971	173,257	682	254	3,622
Trustees’ fees and expenses payable	16,000	16,000	16,000	16,000	16,000
Accrued expenses and other liabilities	118,016	261,179	54,530	56,902	65,102
Total Liabilities	7,515,717	66,676,473	74,182	78,406	1,763,270
NET ASSETS	$315,208,315	$2,471,903,572	$8,543,858	$22,236,412	$17,149,212
NET ASSETS CONSIST OF
Paid-in capital	$319,133,990	$2,026,216,824	$6,999,498	$19,311,109	$17,553,137
Accumulated net investment income/(loss)	43,351	581	(15,372)	462	360
Accumulated net realized gain/(loss) on investments and foreign currency related transactions	(21,635,915)	(25,684,542)	(152,762)	342,632	(13,084)
Net unrealized appreciation/(depreciation) in value on investments and foreign currency related transactions	17,666,889	471,370,709	1,712,494	2,582,209	(391,201)
NET ASSETS	$315,208,315	$2,471,903,572	$8,543,858	$22,236,412	$17,149,212

Foreign currencies, at cost	$45,662	$—	$—	$—	$—
INVESTMENTS, AT COST	$302,923,536	$2,046,240,244	$6,887,656	$19,711,611	$19,157,636

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of June 30, 2013

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
PRICING OF SHARES
Retail:
Net Asset Value, offering and redemption price per share	$10.04	$15.28	$14.69	$11.26	$10.55
Net Assets	$53,713,384	$463,198,331	$2,601,388	$177,363	$5,287,504
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,350,004	30,320,792	177,095	15,745	501,124
Class C:
Net Asset Value, offering and redemption price per share	$10.02	$15.22	$14.41	$11.25	$10.52
Net Assets	$2,383,263	$79,193,744	$125,105	$262,062	$3,211,098
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	237,967	5,202,261	8,679	23,289	305,335
Class I:
Net Asset Value, offering and redemption price per share	$10.10	$15.28	$14.80	$11.26	$10.57
Net Assets	$258,951,242	$1,924,719,367	$5,817,365	$21,796,987	$8,650,610
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	25,633,763	125,972,086	393,049	1,936,194	818,176
Class R1:
Net Asset Value, offering and redemption price per share	$11.43	$13.79	N/A	N/A	N/A
Net Assets	$91,135	$3,965,229	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	7,975	287,508	N/A	N/A	N/A
Class R2:
Net Asset Value, offering and redemption price per share	$11.35	$13.94	N/A	N/A	N/A
Net Assets	$69,291	$826,901	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	6,103	59,304	N/A	N/A	N/A

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF OPERATIONS
Year Ended June 30, 2013

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund(a)	Cullen Emerging Markets High Dividend Fund(a)
INVESTMENT INCOME
Dividends*	$8,520,907	$76,591,090	$100,502	$382,826	$173,897
Total Investment Income	8,520,907	76,591,090	100,502	382,826	173,897

EXPENSES
Investment advisory fees (Note 6)	2,024,152	22,781,186	91,690	167,718	49,338
Administrative fees	173,330	1,655,255	8,791	14,553	4,528
Distribution fees (Note 7)
Retail	122,861	1,099,036	6,712	245	3,470
Class C	22,596	619,108	2,007	1,671	12,001
Class R1	384	10,493	N/A	N/A	N/A
Class R2	163	1,073	N/A	N/A	N/A
Shareholder services fee (Note 8)
Class R1	192	5,247	N/A	N/A	N/A
Class R2	163	1,073	N/A	N/A	N/A
Registration and filing fees	106,763	239,536	42,027	3,833	3,985
Custody fees	86,417	215,391	75,980	54,151	74,893
Transfer agent fees	70,861	351,485	42,761	35,240	35,280
Legal fees	16,908	16,722	19,066	12,575	12,575
Professional fees	50,570	49,449	50,954	51,545	51,545
Shareholder reports	10,109	142,511	1,052	984	706
Trustees’ fees	52,101	52,061	52,068	52,000	52,000
Other expenses	6,539	32,563	4,510	4,106	3,989
Total Expenses	2,744,109	27,272,189	397,618	398,621	304,310
Less expenses reimbursed from Investment Adviser (Note 6)
Retail	(141,000)	(1,630,120)	(87,777)	(1,742)	(53,734)
Class C	(6,616)	(229,551)	(6,752)	(2,891)	(49,819)
Class I	(425,591)	(6,581,395)	(202,679)	(266,268)	(135,954)
Class R1	(214)	(7,506)	N/A	N/A	N/A
Class R2	(189)	(1,576)	N/A	N/A	N/A
Net Expenses	2,170,499	18,822,041	100,410	127,720	64,803
Net Investment Income	6,350,408	57,769,049	92	255,106	109,094
Net realized gain (loss) on:
Investments	1,364,649	54,080,711	(152,762)	342,632	(12,223)
Foreign currency related transactions	(165,085)	3,591	199	(237)	(10,091)
Net unrealized appreciation (depreciation) on:
Investments	13,971,280	191,306,791	1,724,673	2,582,209	(164,087)
Foreign currency related transactions	(5,348,394)	—	(277)	—	(227,114)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	9,822,450	245,391,093	1,571,833	2,924,604	(413,515)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,172,858	$303,160,142	$1,571,925	$3,179,710	$(304,421)
*Foreign taxes withheld on dividends	$988,776	$661,634	$1,368	$7,686	$17,375

(a)	Commencement of operations was September 1, 2012 and represents the period from September 1, 2012 to June 30, 2013.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended June 30,		Year Ended June 30,
	2013	2012	2013	2012
OPERATIONS
Net investment income	$6,350,408	$2,720,593	$57,769,049	$38,082,424
Net realized gain/(loss) on investments and foreign currency related transactions	1,199,564	(3,937,125)	54,084,302	(3,801,280)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	8,622,886	(7,248,037)	191,306,791	152,919,312
Net Increase/(Decrease) in Net Assets Resulting from Operations	16,172,858	(8,464,569)	303,160,142	187,200,456
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(1,143,339)	(1,207,235)	(10,518,185)	(7,643,118)
Class C	(33,414)	(49,842)	(1,103,640)	(541,135)
Class I	(4,985,657)	(1,534,220)	(46,780,745)	(30,133,973)
Class R1	(1,203)	(1,115)	(53,721)	(2,654)
Class R2	(1,130)	(1,430)	(11,328)	(2,349)
Net Decrease in Net Assets from Distributions	(6,164,743)	(2,793,842)	(58,467,619)	(38,323,229)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	33,211,224	18,185,441	196,025,191	204,293,467
Class C	684,609	530,154	39,409,595	14,573,754
Class I	229,231,419	35,436,324	720,777,441	1,078,607,433
Class R1	36,976	—	5,518,841	156,540
Class R2	8,090	2,785	652,853	69,318
Dividends reinvested
Retail	986,720	1,066,988	8,111,327	6,908,460
Class C	26,689	36,988	796,386	428,957
Class I	1,492,774	1,114,344	23,031,246	16,850,143
Class R1	1,203	1,115	35,997	2,654
Class R2	1,130	1,430	9,022	2,349
Shares redeemed
Retail	(21,050,717)	(25,023,372)	(171,885,102)	(125,223,789)
Class C	(657,053)	(448,905)	(5,998,232)	(4,803,427)
Class I	(32,877,807)	(11,050,523)	(613,337,175)	(283,538,665)
Class R1	(18)	—	(2,013,788)	(70,444)
Class R2	(1,866)	—	(38,446)	(8,606)
Net Increase in Net Assets Derived from Capital Share Transactions	211,093,373	19,852,769	201,095,156	908,248,144
Net Increase in Net Assets	221,101,488	8,594,358	445,787,679	1,057,125,371

NET ASSETS
Beginning of year	94,106,827	85,512,469	2,026,115,893	968,990,522
End of year*	$315,208,315	$94,106,827	$2,471,903,572	$2,026,115,893
*Includes undistributed net investment income of:	$43,351	$22,418	$581	$310,938

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS  – Continued

	Cullen Small Cap Value Fund		Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
	Year Ended June 30,
	2013	2012	September 1, 2012 through June 30, 2013(a)	September 1, 2012 through June 30, 2013(a)
OPERATIONS
Net investment income	$92	$32,247	$255,106	$109,094
Net realized gain/(loss) on investments and foreign currency related transactions	(152,563)	153,962	342,395	(22,314)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	1,724,396	(686,211)	2,582,209	(391,201)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,571,925	(500,002)	3,179,710	(304,421)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(5,349)	(8,596)	(1,117)	(32,480)
Class C	(22)	(399)	(773)	(16,645)
Class I	(13,629)	(23,355)	(253,053)	(49,968)
From net realized gains
Retail	(51,612)	(43,202)	—	(141)
Class C	(3,753)	(4,229)	—	(167)
Class I	(99,490)	(101,690)	—	(555)
Net Decrease in Net Assets from Distributions	(173,855)	(181,471)	(254,943)	(99,956)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,825,253	1,496,540	162,750	5,600,930
Class C	66,115	8,800	239,325	3,382,294
Class I	2,286,117	1,214,354	22,724,977	8,877,578
Dividends reinvested
Retail	55,991	49,540	1,117	32,254
Class C	3,775	4,628	476	16,288
Class I	113,119	125,045	252,749	35,764
Shares redeemed
Retail	(1,883,945)	(745,840)	—	(125,314)
Class C	(148,409)	(53,177)	—	(54,161)
Class I	(2,959,639)	(735,820)	(4,069,749)	(212,044)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(641,623)	1,364,070	19,311,645	17,553,589
Net Increase in Net Assets	756,447	682,597	22,236,412	17,149,212

NET ASSETS
Beginning of year	7,787,411	7,104,814	—	—
End of year *	$8,543,858	$7,787,411	$22,236,412	$17,149,212
*Includes undistributed net investment income/(loss) of:	$(15,372)	$2,329	$462	$360

(a)	Commencement of operations was September 1, 2012.

The accompanying notes are an integral part of these financial statements.

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CULLEN FUNDS TRUST

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Year End	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period	Total Return(a)
Cullen International High Dividend Fund
Retail
6/30/2013	$9.01	0.26	(c)	0.99	1.25	(0.22)	(0.22)	$10.04	13.89%
6/30/2012	$10.44	0.27	(c)	(1.41)	(1.14)	(0.29)	(0.29)	$9.01	(10.83%)
6/30/2011	$8.21	0.25	(c)	2.24	2.49	(0.26)	(0.26)	$10.44	30.49%
6/30/2010	$7.74	0.21	(c)	0.48	0.69	(0.22)	(0.22)	$8.21	8.71%
6/30/2009	$12.64	0.29		(4.91)	(4.62)	(0.28)	(0.28)	$7.74	(36.68%)
Class C
6/30/2013	$8.99	0.17	(c)	1.00	1.17	(0.14)	(0.14)	$10.02	13.06%
6/30/2012	$10.39	0.21	(c)	(1.40)	(1.19)	(0.21)	(0.21)	$8.99	(11.35%)
6/30/2011	$8.18	0.17	(c)	2.23	2.40	(0.19)	(0.19)	$10.39	29.50%
6/30/2010	$7.72	0.14	(c)	0.48	0.62	(0.16)	(0.16)	$8.18	7.95%
6/30/2009	$12.60	0.25		(4.91)	(4.66)	(0.22)	(0.22)	$7.72	(37.06%)
Class I
6/30/2013	$9.07	0.34	(c)	0.94	1.28	(0.25)	(0.25)	$10.10	14.09%
6/30/2012	$10.48	0.33	(c)	(1.44)	(1.11)	(0.30)	(0.30)	$9.07	(10.48%)
6/30/2011	$8.24	0.30	(c)	2.23	2.53	(0.29)	(0.29)	$10.48	30.82%
6/30/2010	$7.76	0.24	(c)	0.48	0.72	(0.24)	(0.24)	$8.24	9.03%
6/30/2009	$12.68	0.36		(4.98)	(4.62)	(0.30)	(0.30)	$7.76	(36.53%)
Class R1
6/30/2013	$10.23	0.25	(c)	1.11	1.36	(0.16)	(0.16)	$11.43	13.32%
6/30/2012	$11.81	0.27	(c)	(1.60)	(1.33)	(0.25)	(0.25)	$10.23	(11.18%)
6/30/2011	$9.16	0.23	(c)	2.63	2.86	(0.21)	(0.21)	$11.81	31.30%
6/30/2010(d)	$10.00	0.08	(c)	(0.85)	(0.77)	(0.07)	(0.07)	$9.16	(7.74%)
Class R2
6/30/2013	$10.17	0.26	(c)	1.11	1.37	(0.19)	(0.19)	$11.35	13.49%
6/30/2012	$11.73	0.30	(c)	(1.59)	(1.29)	(0.27)	(0.27)	$10.17	(10.91%)
6/30/2011	$9.16	0.27	(c)	2.53	2.80	(0.23)	(0.23)	$11.73	30.70%
6/30/2010(f)	$10.00	0.11	(c)	(0.94)	(0.83)	(0.01)	(0.01)	$9.16	(8.28%)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees and expenses had not been reimbursed by the Adviser.
(b)	Portfolio turnover is not annualized for periods less than one year.
(c)	Average share method used.
(d)	Commencement of operations was March 3, 2010.
(e)	Annualized.
(f)	Commencement of operations was March 4, 2010.
(g)	Represents amount less than $1,000.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

Net Assets, End of Period (000)		Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets Before Reimbursements		Ratio of Net Investment Income (loss) to Average Net Assets After Reimbursements		Portfolio Turnover Rate(b)
Cullen International High Dividend Fund
Retail
$53,713		1.54%		1.25%		2.35%		2.64%		14%
$36,004		1.72%		1.25%		2.49%		2.96%		36%
$47,698		1.71%		1.25%		2.08%		2.54%		65%
$46,403		1.80%		1.25%		1.77%		2.32%		91%
$56,225		1.99%		1.25%		2.97%		3.71%		124%
Class C
$2,383		2.29%		2.00%		1.43%		1.72%		14%
$2,093		2.47%		2.00%		1.88%		2.36%		36%
$2,294		2.47%		2.00%		1.28%		1.74%		65%
$1,992		2.56%		2.00%		1.04%		1.59%		91%
$2,042		2.74%		2.00%		2.22%		2.96%		124%
Class I
$258,951		1.28%		1.00%		3.04%		3.32%		14%
$55,909		1.47%		1.00%		3.08%		3.54%		36%
$35,409		1.48%		1.00%		2.56%		3.03%		65%
$16,886		1.57%		1.00%		2.14%		2.71%		91%
$10,577		1.74%		1.00%		3.23%		3.97%		124%
Class R1
$91		2.03%		1.75%		1.87%		2.15%		14%
$46		2.22%		1.75%		2.13%		2.59%		36%
$52		2.22%		1.75%		1.56%		2.02%		65%
$29		4.00	%(e)	1.75	%(e)	0.26	%(e)	2.50	%(e)	91%
Class R2
$69		1.79%		1.50%		1.98%		2.27%		14%
$55		1.97%		1.50%		2.39%		2.86%		36%
$59		1.97%		1.50%		1.88%		2.35%		65%
$0	(g)	2.12	%(e)	1.50	%(e)	2.89	%(e)	3.51	%(e)	91%

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Year End	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Return of Capital	Total Distributions
Cullen High Dividend Equity Fund
Retail
6/30/2013	$13.72	0.34	(c)	1.56	1.90	(0.34)	—	(0.34)
6/30/2012	$12.73	0.32	(c)	0.98	1.30	(0.31)	—	(0.31)
6/30/2011	$10.44	0.29	(c)	2.28	2.57	(0.28)	—	(0.28)
6/30/2010	$9.59	0.29	(c)	0.83	1.12	(0.27)	—	(0.27)
6/30/2009	$12.96	0.38		(3.37)	(2.99)	(0.37)	(0.01)	(0.38)
Class C
6/30/2013	$13.68	0.24	(c)	1.54	1.78	(0.24)	—	(0.24)
6/30/2012	$12.72	0.22	(c)	0.98	1.20	(0.24)	—	(0.24)
6/30/2011	$10.43	0.20	(c)	2.28	2.48	(0.19)	—	(0.19)
6/30/2010	$9.57	0.21	(c)	0.83	1.04	(0.18)	—	(0.18)
6/30/2009	$12.94	0.28		(3.34)	(3.06)	(0.30)	(0.01)	(0.31)
Class I
6/30/2013	$13.72	0.38	(c)	1.56	1.94	(0.38)	—	(0.38)
6/30/2012	$12.73	0.35	(c)	0.98	1.33	(0.34)	—	(0.34)
6/30/2011	$10.44	0.32	(c)	2.28	2.60	(0.31)	—	(0.31)
6/30/2010	$9.60	0.32	(c)	0.82	1.14	(0.30)	—	(0.30)
6/30/2009	$12.97	0.41		(3.38)	(2.97)	(0.38)	(0.02)	(0.40)
Class R1
6/30/2013	$12.43	0.27	(c)	1.37	1.64	(0.28)	—	(0.28)
6/30/2012	$11.53	0.23	(c)	0.89	1.12	(0.22)	—	(0.22)
6/30/2011	$9.48	0.22	(c)	2.02	2.24	(0.19)	—	(0.19)
6/30/2010(e)	$10.00	0.09	(c)	(0.55)	(0.46)	(0.06)	—	(0.06)
Class R2
6/30/2013	$12.55	0.29	(c)	1.41	1.70	(0.31)	—	(0.31)
6/30/2012	$11.68	0.25	(c)	0.90	1.15	(0.28)	—	(0.28)
6/30/2011	$9.53	0.25	(c)	2.11	2.36	(0.21)	—	(0.21)
6/30/2010(g)	$10.00	0.08	(c)	(0.52)	(0.44)	(0.03)	—	(0.03)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees and expenses had not been reimbursed by the Adviser.
(b)	Portfolio turnover is not annualized for periods less than one year.
(c)	Average share method used.
(d)	Less than 0.5%.
(e)	Commencement of operations was March 3, 2010.
(f)	Annualized.
(g)	Commencement of operations was March 4, 2010.
(h)	Represents amount less than $1,000.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

Net Asset Value End of Period	Total Return(a)	Net Assets, End of Period (000)		Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets Before Reimbursements		Ratio of Net Investment Income (Loss) to Average Net Assets After Reimbursements		Portfolio Turnover Rate(b)
Cullen High Dividend Equity Fund
Retail
$15.28	14.04%	$463,198		1.37%		1.00%		1.99%		2.36%		10%
$13.72	10.42%	$384,087		1.41%		1.00%		2.08%		2.48%		2%
$12.73	24.85%	$271,269		1.43%		1.00%		2.01%		2.44%		0	%(d)
$10.44	11.64%	$152,325		1.45%		1.00%		2.22%		2.67%		11%
$9.59	(23.20%)	$116,267		1.50%		1.00%		3.16%		3.66%		12%
Class C
$15.22	13.14%	$79,194		2.12%		1.75%		1.27%		1.64%		10%
$13.68	9.55%	$38,099		2.16%		1.75%		1.31%		1.72%		2%
$12.72	23.94%	$25,514		2.17%		1.75%		1.26%		1.69%		0	%(d)
$10.43	10.78%	$17,687		2.20%		1.75%		1.46%		1.90%		11%
$9.57	(23.74%)	$15,375		2.25%		1.75%		2.41%		2.91%		12%
Class I
$15.28	14.31%	$1,924,719		1.12%		0.75%		2.24%		2.61%		10%
$13.72	10.65%	$1,603,604		1.16%		0.75%		2.30%		2.71%		2%
$12.73	25.16%	$672,065		1.18%		0.75%		2.26%		2.69%		0	%(d)
$10.44	11.85%	$278,067		1.20%		0.75%		2.47%		2.92%		11%
$9.60	(23.00%)	$239,927		1.25%		0.75%		3.41%		3.91%		12%
Class R1
$13.79	13.35%	$3,965		1.86%		1.50%		1.67%		2.03%		10%
$12.43	9.88%	$171		1.91%		1.50%		1.50%		1.92%		2%
$11.53	23.82%	$58		1.93%		1.50%		1.55%		1.98%		0	%(d)
$9.48	(4.67%)	$22		3.16	%(f)	1.50	%(f)	1.09	%(f)	2.74	%(f)	11%
Class R2
$13.94	13.73%	$827		1.62%		1.25%		1.82%		2.19%		10%
$12.55	10.05%	$155		1.66%		1.25%		1.74%		2.15%		2%
$11.68	24.88%	$84		1.68%		1.25%		1.82%		2.26%		0	%(d)
$9.53	(4.45%)	$0	(h)	1.70	%(f)	1.25	%(f)	2.13	%(f)	2.58	%(f)	11%

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Year End	Net Asset Value Beginning of Period	Net Investment Income (Loss)(g)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains		Total Distributions
Cullen Small Cap Value Fund
Retail
6/30/2013	$12.55	(0.02)	2.44	2.42	(0.03)		(0.25)		(0.28)
6/30/2012	$13.85	0.04	(1.01)	(0.97)	(0.05)		(0.28)		(0.33)
6/30/2011	$10.63	0.05	3.30	3.35	(0.06)		(0.07)		(0.13)
6/30/2010(c)	$10.00	0.02	0.62	0.64	(0.01)		—		(0.01)
Class C
6/30/2013	$12.39	(0.13)	2.40	2.27	(0.00	) (e)	(0.25)		(0.25)
6/30/2012	$13.73	(0.06)	(0.97)	(1.03)	(0.03)		(0.28)		(0.31)
6/30/2011	$10.57	(0.02)	3.25	3.23	(0.00	) (e)	(0.07)		(0.07)
6/30/2010(c)	$10.00	(0.04)	0.61	0.57	(0.00	) (e)	—		(0.00	) (e)
Class I
6/30/2013	$12.63	0.01	2.44	2.45	(0.03)		(0.25)		(0.28)
6/30/2012	$13.88	0.07	(0.98)	(0.91)	(0.06)		(0.28)		(0.34)
6/30/2011	$10.64	0.10	3.29	3.39	(0.08)		(0.07)		(0.15)
6/30/2010(c)	$10.00	0.03	0.62	0.65	(0.01)		—		(0.01)
Cullen Value Fund
Retail
6/30/2013(f)	$10.00	0.10	1.25	1.35	(0.09)		—		(0.09)
Class C
6/30/2013(f)	$10.00	0.04	1.25	1.29	(0.04)		—		(0.04)
Class I
6/30/2013(f)	$10.00	0.13	1.25	1.38	(0.12)		—		(0.12)
Cullen Emerging Markets High Dividend Fund
Retail
6/30/2013(f)	$10.00	0.23	0.43	0.66	(0.11)		(0.00	)(e)	(0.11)
Class C
6/30/2013(f)	$10.00	0.16	0.43	0.59	(0.07)		(0.00	)(e)	(0.07)
Class I
6/30/2013(f)	$10.00	0.20	0.48	0.68	(0.11)		(0.00	)(e)	(0.11)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees and expenses had not been reimbursed by the Adviser.
(b)	Portfolio turnover is not annualized for periods less than one year.
(c)	Commencement of operations was October 1, 2009.
(d)	Annualized.
(e)	Less than $0.01.
(f)	Commencement of operations was September 1, 2012.
(g)	Average Shares method used.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

Net Asset Value End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets Before Reimbursements		Ratio of Net Investment Income (Loss) to Average Net Assets After Reimbursements		Portfolio Turnover Rate(b)
Cullen Small Cap Value Fund
Retail
$14.69	19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
$12.55	(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%
$13.85	31.54%	$1,546	8.98%		1.25%		(7.36%)		0.37%		16%
$10.63	6.41%	$595	21.74	%(d)	1.25	%(d)	(20.21	%)(d)	0.28	%(d)	4%
Class C
$14.41	18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
$12.39	(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%
$13.73	30.56%	$228	8.82%		2.00%		(6.95%)		(0.13%)		16%
$10.57	5.74%	$48	23.32	%(d)	2.00	%(d)	(21.76	%)(d)	(0.44	%)(d)	4%
Class I
$14.80	19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
$12.63	(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%
$13.88	31.86%	$5,331	8.26%		1.00%		(6.47%)		0.79%		16%
$10.64	6.53%	$1,520	21.12	%(d)	1.00	%(d)	(19.71	%)(d)	0.42	%(d)	4%
Cullen Value Fund
Retail
$11.26	13.58%	$177	2.78	%(d)	1.00	%(d)	(0.65	%)(d)	1.13	%(d)	16%
Class C
$11.25	12.88%	$262	3.48	%(d)	1.75	%(d)	(1.33	%)(d)	0.41	%(d)	16%
Class I
$11.26	13.89%	$21,797	2.36	%(d)	0.75	%(d)	(0.08	%)(d)	1.53	%(d)	16%
Cullen Emerging Markets High Dividend Fund
Retail
$10.55	6.61%	$5,288	5.12	%(d)	1.25	%(d)	(1.35	%)(d)	2.52	%(d)	37%
Class C
$10.52	5.93%	$3,211	6.15	%(d)	2.00	%(d)	(2.37	%)(d)	1.78	%(d)	37%
Class I
$10.57	6.83%	$8,651	6.80	%(d)	1.00	%(d)	(3.55	%)(d)	2.25	%(d)	37%

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2013

1. Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers five separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.
b)	The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

2. Significant Accounting Policies – Continued

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of June 30, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2013 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(a)	$304,551,022	$—	$—	$304,551,022
Short Term Investments	16,051,221	—	—	16,051,221
Total	$320,602,243	$—	$—	$320,602,243

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(a)	$2,319,551,588	$—	$—	$2,319,551,588
Short Term Investments	198,059,365	—	—	198,059,365
Total	$2,517,610,953	$—	$—	$2,517,610,953

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(a)	$8,057,047	$—	$—	$8,057,047
Short Term Investments	543,103	—	—	543,103
Total	$8,600,150	$—	$—	$8,600,150

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(a)	$21,170,243	$—	$—	$21,170,243
Short Term Investments	1,123,577	—	—	1,123,577
Total	$22,293,820	$—	$—	$22,293,820

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(a)	$16,121,028	$—	$—	$16,121,028
Short Term Investments	2,643,592	—	—	2,643,592
Total	$18,764,620	$—	$—	$18,764,620

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
c)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

2. Significant Accounting Policies – Continued

d)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.
As of and during the period ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
e)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
f)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.
g)	Dividend and Distribution – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.
h)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
i)	Foreign Currency Transactions – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.
j)	Offering and Organization Costs – The Cullen Value Fund and Cullen Emerging Markets High Dividend Fund incurred offering costs during the year ended June 30, 2013 in conjunction with their respective commencements of operations. These offering costs, including fees for printing initial prospectuses, legal, and registration fees were paid by Cullen Capital Management LLC (the “Investment Adviser”). The Investment Adviser has no intention to recoup the offering and organization costs.
k)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

3. Capital Share Transactions

Share transactions were as follows:

	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Cullen International High Dividend Fund
Retail
Shares sold	3,316,902	2,023,400
Dividends reinvested	98,146	121,080
Shares redeemed	(2,059,738)	(2,718,690)
Net increase/(decrease) in shares outstanding	1,355,310	(574,210)
Class C
Shares sold	67,846	55,803
Dividends reinvested	2,661	4,249
Shares redeemed	(65,324)	(47,961)
Net increase in shares outstanding	5,183	12,091
Class I
Shares sold	22,535,142	3,874,582
Dividends reinvested	147,662	125,567
Shares redeemed	(3,214,004)	(1,214,493)
Net increase in shares outstanding	19,468,800	2,785,656
Class R1
Shares sold	3,369	—
Dividends reinvested	105	112
Shares redeemed	(2)	—
Net increase in shares outstanding	3,472	112
Class R2
Shares sold	728	269
Dividends reinvested	100	143
Shares redeemed	(171)	—
Net increase in shares outstanding	657	412
Cullen High Dividend Equity Fund
Retail
Shares sold	13,577,202	15,872,575
Dividends reinvested	563,762	537,076
Shares redeemed	(11,809,733)	(9,722,394)
Net increase in shares outstanding	2,331,231	6,687,257

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

3. Capital Share Transactions – Continued

	For the Year Ended June 30, 2013	For the Year Ended June 30, 2012
Class C
Shares sold	2,779,834	1,128,494
Dividends reinvested	55,258	33,482
Shares redeemed	(417,254)	(384,119)
Net increase in shares outstanding	2,417,838	777,857
Class I
Shares sold	50,030,149	84,702,687
Dividends reinvested	1,600,177	1,303,526
Shares redeemed	(42,525,288)	(21,922,872)
Net increase in shares outstanding	9,105,038	64,083,341
Class R1
Shares sold	413,179	14,373
Dividends reinvested	2,687	229
Shares redeemed	(142,077)	(5,876)
Net increase in shares outstanding	273,789	8,726
Class R2
Shares sold	49,171	5,711
Dividends reinvested	678	199
Shares redeemed	(2,909)	(735)
Net increase in shares outstanding	46,940	5,175
Cullen Small Cap Value Fund
Retail
Shares sold	139,397	118,227
Dividends reinvested	4,433	4,063
Shares redeemed	(141,623)	(59,058)
Net increase in shares outstanding	2,207	63,232
Class C
Shares sold	4,980	700
Dividends reinvested	303	384
Shares redeemed	(10,094)	(4,172)
Net decrease in shares outstanding	(4,811)	(3,088)
Class I
Shares sold	177,319	94,951
Dividends reinvested	8,893	10,196
Shares redeemed	(222,799)	(59,544)
Net increase/(decrease) in shares outstanding	(36,587)	45,603

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

3. Capital Share Transactions – Continued

For the Period September 1, 2012 through June 30, 2013(a)
Cullen Value Fund
Retail
Shares sold	15,641
Dividends reinvested	104
Shares redeemed	—
Net increase in shares outstanding	15,745
Class C
Shares sold	23,245
Dividends reinvested	44
Shares redeemed	—
Net increase in shares outstanding	23,289
Class I
Shares sold	2,280,961
Dividends reinvested	23,714
Shares redeemed	(368,481)
Net increase in shares outstanding	1,936,194
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	509,141
Dividends reinvested	3,062
Shares redeemed	(11,079)
Net increase in shares outstanding	501,124
Class C
Shares sold	308,698
Dividends reinvested	1,564
Shares redeemed	(4,927)
Net increase in shares outstanding	305,335
Class I
Shares sold	835,208
Dividends reinvested	3,378
Shares redeemed	(20,410)
Net increase in shares outstanding	818,176

(a)	Commencement of operations was September 1, 2012.

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended June 30, 2013 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$233,496,295	$27,296,905
Cullen High Dividend Equity Fund	514,174,620	206,285,735
Cullen Small Cap Value Fund	3,899,031	4,612,408
Cullen Value Fund	19,746,822	1,501,420
Cullen Emerging Markets High Dividend Fund	17,211,175	683,697

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

5. Federal Tax Information

As of June 30, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Losses	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/ (Depreciation)	Total
Cullen International High Dividend Fund	$29,614	$(21,037,706)	$13,737	$17,068,680	$(3,925,675)
Cullen High Dividend Equity Fund	581	(25,670,016)	—	471,356,183	445,686,748
Cullen Small Cap Value Fund	—	(133,834)	(15,372)	1,693,566	1,544,360
Cullen Value Fund	343,094	—	—	2,582,209	2,925,303
Cullen Emerging Markets High Dividend Fund	17,737	(13,084)	(6,995)	(401,583)	(403,925)

As of June 30, 2013 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of tax value over cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Cullen International High Dividend Fund	$30,267,194	$(13,186,696)	$(11,818)	$17,068,680	$303,521,745
Cullen High Dividend Equity Fund	495,472,622	(24,116,439)	—	471,356,183	2,046,254,770
Cullen Small Cap Value Fund	2,002,314	(308,748)	—	1,693,566	6,906,584
Cullen Value Fund	3,083,138	(500,929)	—	2,582,209	19,711,611
Cullen Emerging Markets High Dividend Fund	641,254	(1,044,653)	1,816	(401,583)	19,168,018

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Cullen International High Dividend Fund	$1	$(164,732)	$164,731
Cullen High Dividend Equity Fund	(214,119)	388,213	(174,094)
Cullen Small Cap Value Fund	(1,378)	1,207	171
Cullen Value Fund	(536)	299	237
Cullen Emerging Markets High Dividend Fund	(452)	(9,641)	10,093

At June 30, 2013, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Expiring in 2017	Expiring in 2018	Expiring in 2019	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	—	$1,403,299	$1,387,674	$21,037,706
Cullen High Dividend Equity Fund	—	22,877,376	$2,792,640	—	—	25,670,016
Cullen Small Cap Value Fund	—	—	—	—	128,208	128,208

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

5. Federal Tax Information – Continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen High Dividend Equity Fund utilized $49,919,999 of capital losses to offset taxable capital gains realized during the year ended June 30, 2013. The Cullen Small Cap Value Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $5,626 and $13,084, respectively, as having been incurred in the following fiscal year June 30, 2014. The Cullen Small Cap Value Fund elected to treat late year ordinary losses of $15,372 as having been incurred in the following fiscal year June 30, 2014.

The tax composition of dividends paid during the period ended June 30, 2013 and the year ended June 30, 2012 was as follows:

	June 30, 2013	June 30, 2012
Cullen International High Dividend Fund
Ordinary Income	$6,164,743	$2,793,842
Cullen High Dividend Equity Fund
Ordinary Income	58,467,619	38,323,229
Cullen Small Cap Value Fund
Ordinary Income	29,682	121,441
Long-Term Capital Gain	144,173	60,030
Cullen Value Fund
Ordinary Income	254,943	—
Cullen Emerging Markets High Dividend Fund
Ordinary Income	99,956	—

6. Investment Advisory and Other Agreements

The Trust has an agreement with the Investment Adviser, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2014, the Investment Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, with the exception of organization and offering costs, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

6. Investment Advisory and Other Agreements – Continued

As of June 30, 2013, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund	2014	2015	2016
Cullen International High Dividend Fund	$376,677	$394,589	$573,610
Cullen High Dividend Equity Fund	3,246,160	5,895,858	8,450,148
Cullen Small Cap Value Fund	289,814	324,056	297,208
Cullen Value Fund	N/A	N/A	270,901
Cullen Emerging Markets High Dividend Fund	N/A	N/A	239,507

ALPS Fund Services, Inc. serves as the Funds’ administrator and transfer agent. State Street Bank and Trust Company serves as the Funds’ custodian.

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. Shareholder Services Fee

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. Significant Shareholders

At June 30, 2013 the Cullen Emerging Markets High Dividend Fund, the Cullen Small Cap Value Fund, and the Cullen Value Fund, had one affiliated shareholder that held 8.09%, 18.58%, and 25.60%, respectively, of each Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Funds.

11. Subsequent Events

Shareholder Distributions for the Cullen High Dividend Equity Fund:

On July 31, 2013 the Cullen High Dividend Equity Fund paid regularly scheduled distributions in the amount of $0.0087, $0.01202, $0.00259, and $0.00556 per share in the Retail Class, Class I, Class R1, and Class R2, respectively, to shareholders of record as of 7/29/2013.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2013

12. Federal Tax Status of Dividends Declared during the Tax Year (unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $144,173 as a long-term capital gain distribution.

Certain tax information is required to be provided to shareholders based upon each Fund’s income and distributions for the year ended June 30, 2013. The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2012:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	89.88%
Cullen High Dividend Equity Fund	100.00%	100.00%
Cullen Small Cap Value Fund	100.00%	100.00%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	7.00%	87.77%

In early 2013, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2012 via Form 1099. The Funds will notify shareholders in early 2014 of amounts paid to them by the Funds, if any, during the calendar year 2013.

The Funds designate the following for federal income tax purposes for the period ended June 30, 2013:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	$752,974	$7,183,703
Cullen Emerging Markets High Dividend Fund	12,693	161,852

CULLEN FUNDS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2013, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated in the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 28, 2013

CULLEN FUNDS TRUST

BOARD OF TRUSTEES
(Unaudited)
June 30, 2013

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
INTERESTED TRUSTEE
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee	Since 2000	President, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	5	None
INDEPENDENT TRUSTEES
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller,Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	5	None
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	5	None
Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	5	None
James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner King & Spalding, New York City 1992 to 2001. Managing Partner King & Spalding LLP 1989 to 1992.	5	None

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)
June 30, 2013

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
OFFICERS
John C. Gould Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1960	President	Since 2000
Executive Vice President and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Executive Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1989 to present.
				N/A	N/A
Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice President and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice President and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000
Secretary, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.
				N/A	N/A
Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006
Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.
				N/A	N/A
Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager, KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.
**	Positions are held indefinitely until resignation or termination.
†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

CULLEN FUNDS TRUST

BOARD OF APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS

I.  Cullen High Dividend Equity Fund, the Cullen International High Dividend Fund and the Cullen Small Cap Value Fund

At the May 9, 2013 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”) and the Small Cap Value Fund (the “Small Cap Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. In connection with considering approval of the Investment Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Investment Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, and the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE Research Network LLC (“FUSE”). The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses to keep the expenses through October 31, 2014 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; and (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group.

CULLEN FUNDS TRUST

BOARD OF APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS – Continued

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and reviewed income statements of the Adviser to assess its profitability. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment adviser to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee reimbursement and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee reimbursement and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee reimbursement and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee reimbursement and expense limitation arrangements).

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, and Small Cap Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

II. Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund

At the August 23, 2012 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to serve as investment adviser to the Cullen Value Fund (the “Value Fund”) and the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund,” and together with the Value Fund, the “New Funds”), and approved the separate investment advisory agreements between the Adviser and the Trust with respect to each New Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, each for an initial two year term. In connection with considering approval of the Investment Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

In considering the approval of the Investment Advisory Agreements for each New Fund, the Independent Trustees reviewed the following items about the Adviser and each New Fund, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each New Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each New Fund, and the fees the Adviser will receive from each New Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE, comparing the advisory

CULLEN FUNDS TRUST

BOARD OF APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS – Concluded

fees, expenses and performance of each New Fund with fees, expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: (a) the nature, quality, and extent of the services to be provided by the Adviser to each New Fund; (b) the Adviser’s personnel and operations; (c) the Adviser’s financial condition; (d) the level and method of computing each New Fund’s advisory fees; (e) potential “fall-out” benefits to the Adviser and its affiliates (i.e., ancillary benefits that may be realized by the Adviser and its affiliates from Adviser’s relationship with each New Fund); (f) the anticipated effect of growth and size on each New Fund’s performance and expenses; and (g) possible conflicts of interest. In particular, the Independent Trustees considered and discussed the following with respect to each New Fund:

(a) The nature, quality and extent of services to be provided to each New Fund by the Adviser. The Independent Trustees, in examining the nature and quality of the services to be provided by the Adviser to the New Funds, recognized the Adviser’s operational capabilities and resources. The Independent Trustees also considered the extensive responsibilities that the Adviser has as investment adviser to each New Fund, including the oversight of the other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to each New Fund.

The Independent Trustees determined that each New Fund was likely to benefit from the nature and quality of the services provided by the Adviser and from Adviser’s ability to render such services in accordance with its operational capabilities and resources.

(b) Comparison of services to be provided and proposed fees to be charged by the Adviser and other investment advisers to similar clients, and the anticipated cost of the services to be provided. The Independent Trustees considered and discussed the fees payable under the advisory agreement and examined the fees to be paid by each New Fund compared to fees paid to other investment managers by comparable funds. They took note of the Adviser’s willingness to enter into an expense limitation agreement for each New Fund. After comparing the Adviser’s proposed fee with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by the Adviser, the Independent Trustees concluded that the level of the fee paid to the Adviser with respect to each New Fund was fair and reasonable.

(c) Any potential “fall out” benefits to the Adviser and its affiliates. The Independent Trustees discussed possible ancillary benefits that may be realized by the Adviser and its affiliates from Adviser’s relationship with each New Fund and determined that the proposed fees to be charged by the Adviser were reasonable in light of such “fall out” benefits to the Adviser and its affiliates.

Conclusion. It was noted that, based on these considerations and the overall high quality of the personnel, operations, financial condition, and investment advisory capabilities of the Adviser, the Independent Trustees had determined that approval of the Investment Advisory Agreements was in the best interests of each New Fund and recommended that the entire Board approve the Investment Advisory Agreements. The Board’s consideration of the various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Investment Advisory Agreement for each New Fund, noting no one factor was determinative in the Board’s consideration of the Investment Advisory Agreements. The Board’s decision to approve the Investment Advisory Agreements reflected the exercise of its business judgment to approve such arrangements.

CULLEN FUNDS TRUST

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy and Proxy Voting Record

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended June 30, 2013 and June 30, 2012, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $146,625 and $85,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended June 30, 2013 and June 30, 2012, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended June 30, 2013 and June 30, 2012, aggregate fees of $72,500, and $41,200, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the Registrant’s fiscal years ended June 30, 2013 and June 30, 2012, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended June 30, 2013 and June 30, 2012 were $0 and $0, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that applies to the Registrant's principal executive officer and principal financial officer identified in Item 2 of Form N-CSR is attached hereto as EX-12.A.1.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Date:	September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
President

Date:	September 5, 2013

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 5, 2013